UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--65.8%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/19/14	0.03	70,000,000		69,998,950
11/24/14	0.06	81,000,000		80,996,895
11/26/14	0.05	142,000,000		141,995,069
12/1/14	0.05	155,000,000		154,993,542
12/4/14	0.10	225,000,000		224,980,063
12/22/14	0.09	100,000,000		99,987,250
1/7/15	0.12	100,000,000	a	100,000,000
3/2/15	0.10	75,000,000		74,974,792
4/13/15	0.11	125,000,000		124,937,743
4/28/15	0.11	29,000,000		28,984,227
5/1/15	0.13	154,000,000		153,996,903
8/26/15	0.13	50,000,000		49,946,194
Federal Home Loan Bank:
11/3/14	0.005	25,000,000		24,999,993
11/3/14	0.10	133,000,000	a	132,999,616
11/5/14	0.02	21,900,000		21,899,963
11/6/14	0.01	25,000,000		24,999,983
11/7/14	0.02	334,300,000		334,298,657
11/10/14	0.01	25,000,000		24,999,969
11/12/14	0.05	898,225,000		898,210,729
11/14/14	0.05	302,500,000		302,494,741
11/20/14	0.10	500,000,000	a	500,000,000
11/21/14	0.03	200,000,000		199,996,667
11/24/14	0.09	250,000,000	a	250,002,377
11/24/14	0.03	250,000,000		250,027,438
11/25/14	0.02	100,000,000		99,999,000
11/27/14	0.09	300,000,000	a	300,000,764
11/28/14	0.02	94,451,000		94,449,437
12/5/14	0.05	250,000,000		249,987,250
12/9/14	0.10	247,000,000		246,998,308
12/10/14	0.07	617,000,000		616,954,385
12/12/14	0.06	272,000,000		271,982,712
12/17/14	0.06	200,000,000		199,984,667
12/26/14	0.10	27,165,000		27,161,057
1/7/15	0.09	100,000,000		99,983,250
1/14/15	0.11	21,000,000		20,995,467
1/16/15	0.06	95,000,000		95,008,465
1/16/15	0.17	56,800,000		56,799,407
1/21/15	0.10	235,350,000		235,296,558
1/27/15	0.17	150,000,000		149,998,212
2/17/15	0.11	150,000,000		149,950,500
2/20/15	0.11	200,000,000		199,990,966
2/20/15	0.11	20,000,000		20,008,344
2/27/15	0.10	60,000,000		59,980,333

3/25/15	0.12	100,000,000		99,952,000
4/20/15	0.11	75,000,000		74,961,042
4/21/15	0.13	63,400,000		63,397,838
4/23/15	0.11	175,000,000		174,907,493
4/29/15	0.11	27,500,000		27,484,959
5/1/15	0.13	50,000,000		49,998,324
5/22/15	0.12	100,000,000		99,932,667
8/19/15	0.14	179,150,000	a	179,237,031
9/15/15	0.16	150,000,000		150,049,040
Federal Home Loan Mortgage Corp.:
11/25/14	0.14	500,000,000	a,b	500,000,000
12/29/14	0.09	25,000,000	b	24,996,375
2/13/15	0.10	300,000,000	b	299,917,667
4/8/15	0.10	250,000,000	b	249,895,764
5/5/15	0.10	300,000,000	b	299,845,833
5/27/15	0.12	225,000,000	b	224,844,750
6/2/15	0.14	100,000,000	b	99,920,125
7/23/15	0.15	200,000,000	b	199,787,333
Federal National Mortgage Association:
11/20/14	0.03	182,560,000	b	182,805,914
1/12/15	0.09	250,000,000	b	249,957,500
1/21/15	0.13	200,000,000	a,b	199,979,883
2/27/15	0.10	140,000,000	b	139,954,111
6/1/15	0.14	100,000,000	b	99,917,556
8/17/15	0.11	250,000,000	b	249,779,236
9/28/15	0.19	160,062,000	b	160,506,806
Total U.S. Government Agencies
(cost $11,568,280,090)				11,568,280,090

U.S. Treasury Bills--.2%
11/13/14
(cost $25,000,000)	0.00	25,000,000		25,000,000

Repurchase Agreements--34.0%
ABN AMRO Bank N. V.
dated 10/31/14, due 11/3/14 in the amount of
$730,004,258 (fully collateralized by $54,525,967
U.S. Treasury Bonds, 2.75%-8.50%, due
2/15/20-8/15/43, value $73,866,994 and $646,543,247
U.S. Treasury Notes, 0.38%-3.63%, due
6/30/15-8/15/21, value $670,733,014)	0.07	730,000,000		730,000,000
Bank of Nova Scotia
dated 10/31/14, due 11/3/14 in the amount of
$240,002,000 (fully collateralized by $32,250,217
Federal Farm Credit Bank, 0.19%-6.13%, due
11/19/14-11/23/32, value $32,351,859, $58,143,173
Federal Home Loan Bank, 0%-5.38%, due
11/24/14-5/9/33, value $58,209,745, $34,997,353
Federal Home Loan Mortgage Corp., 0%-6.75%, due
11/13/14-5/22/37, value $36,041,472, $117,301,012
Federal National Mortgage Association, 0%-8.95%, due
11/18/14-4/18/36, value $117,906,449, $99,007 U.S.

Treasury Bonds, 6.25%-8.13%, due 5/15/21-8/15/23,
value $137,276 and $152,096 U.S. Treasury Notes, 2%,
due 11/15/21, value $153,398)	0.10	240,000,000	240,000,000
Barclays Capital, Inc.
dated 10/31/14, due 11/3/14 in the amount of
$81,000,540 (fully collateralized by $59,347,842 U.S.
Treasury Inflation Protected Securities, 2%-2.50%,
due 1/15/26-1/15/29, value $82,620,007)	0.08	81,000,000	81,000,000
Citigroup Global Markets Holdings Inc.
dated 10/31/14, due 11/3/14 in the amount of
$30,000,275 (fully collateralized by $1,887,600 U.S.
Treasury Inflation Protected Securities, 2.13%, due
2/15/40, value $2,658,134 and $41,109,313 U.S.
Treasury Strips, due 5/15/28-8/15/32, value
$27,941,868)	0.11	30,000,000	30,000,000
Credit Agricole CIB
dated 10/31/14, due 11/3/14 in the amount of
$445,002,596 (fully collateralized by $94,853,238
U.S. Treasury Inflation Protected Securities,
0.75%-3.38%, due 4/15/32-2/15/42, value $100,150,030
and $350,190,817 U.S. Treasury Notes, 1.50%-2.38%,
due 3/31/16-8/15/24, value $353,749,980)	0.07	445,000,000	445,000,000
Federal Reserve Bank of New York,
dated 10/31/14, due 11/3/14 in the amount of
$2,900,012,083 (fully collateralized by
$2,887,753,100 U.S. Treasury Bonds, 3%, due 5/15/42,
value $2,916,044,919)	0.05	2,900,000,000	2,900,000,000
HSBC USA Inc.
dated 10/31/14, due 11/3/14 in the amount of
$400,002,667 (fully collateralized by $64,370,000
U.S. Treasury Bonds, 3.13%, due 2/15/43, value
$65,851,715 and $328,363,500 U.S. Treasury Notes,
0.75%-2.63%, due 12/31/17-11/15/20, value
$342,149,233)	0.08	400,000,000	400,000,000
JPMorgan Chase & Co.
dated 10/31/14, due 11/3/14 in the amount of
$150,001,625 (fully collateralized by $322,645,306
Government National Mortgage Association,
0.45%-6.05%, due 12/16/39-1/16/57, value $153,000,024)	0.13	150,000,000	150,000,000
Societe Generale
dated 10/31/14, due 11/3/14 in the amount of
$1,000,007,500 (fully collateralized by $142,586,000
Federal Farm Credit Bank, 0.50%-1.50%, due
11/16/15-8/22/17, value $142,797,751, $275,515,000
Federal Home Loan Bank, 0%-2.88%, due
11/7/14-6/14/24, value $277,124,900, $111,084,971
Federal Home Loan Mortgage Corp., 2.50%-4.50%, due
7/1/25-10/1/44, value $73,526,893, $178,789,806
Federal National Mortgage Association, 2.50%-4.50%,
due 7/1/24-10/1/44, value $186,745,370, $155,750,846
Government National Mortgage Association, 4%-4.50%,
due 7/15/34-11/20/43, value $142,951,154,

$215,277,000 Resolution Funding Corp., 0%, due
1/15/21-1/15/30, value $161,870,869 and $30,851,000
Tennessee Valley Authority, 5.50%, due 7/18/17, value
$34,983,063)	0.09	1,000,000,000	1,000,000,000
Total Repurchase Agreements
(cost $5,976,000,000)			5,976,000,000
Total Investments (cost $17,569,280,090)		100.0%	17,569,280,090
Cash and Receivables (Net)		.0%	1,826,816
Net Assets		100.0%	17,571,106,906

a Variable rate security--interest rate subject to periodic change.
b The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	17,569,280,090
Level 3 - Significant Unobservable Inputs	-
Total	17,569,280,090

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon pric the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the r price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2014 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--73.4%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
11/3/14	0.10	25,000,000		24,999,861
11/5/14	0.01	65,000,000		64,999,928
11/6/14	0.01	25,000,000		24,999,965
11/7/14	0.07	25,000,000		24,999,708
11/25/14	0.10	100,000,000	a	100,000,000
12/2/14	0.06	15,000,000		14,999,225
12/10/14	0.04	35,000,000		34,998,483
12/11/14	0.04	60,000,000		59,997,333
12/29/14	0.08	100,000,000		99,987,111
1/28/15	0.10	10,000,000		9,997,556
2/4/15	0.05	25,000,000		24,996,701
3/12/15	0.10	50,000,000		49,981,806
3/24/15	0.10	50,000,000		49,980,139
4/1/15	0.11	66,000,000		65,970,849
4/20/15	0.11	100,000,000		99,948,056
7/17/15	0.10	25,000,000		24,982,083
Federal Home Loan Bank:
11/3/14	0.00	85,000,000		85,000,000
11/5/14	0.06	250,000,000		249,998,333
11/12/14	0.05	403,000,000		402,993,825
11/14/14	0.07	44,000,000		43,998,888
11/19/14	0.06	150,358,000		150,353,443
11/21/14	0.06	50,000,000		49,998,333
12/3/14	0.07	100,000,000		99,993,778
12/5/14	0.07	685,000,000		684,957,033
2/27/15	0.10	48,000,000		47,984,581
Total U.S. Government Agencies
(cost $2,591,117,018)				2,591,117,018

U.S. Treasury Bills--18.2%
11/13/14	0.02	141,000,000		140,999,060
11/20/14	0.02	350,000,000		349,996,569
12/11/14	0.01	28,000,000		27,999,844
12/18/14	0.001	50,000,000		49,999,935
2/26/15	0.03	75,000,000		74,992,688
Total U.S. Treasury Bills
(cost $643,988,096)				643,988,096

U.S. Treasury Notes--8.4%
11/15/14	0.03	25,000,000		25,042,968
11/15/14	0.05	270,000,000		270,037,169
Total U.S. Treasury Notes
(cost $295,080,137)				295,080,137
Total Investments (cost $3,530,185,251)		100.0%		3,530,185,251
Cash and Receivables (Net)		.0%		451,097

Net Assets	100.0%	3,530,636,348
a Variable rate security--interest rate subject to periodic change.
At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of October 31, 2014 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,530,185,251
Level 3 - Significant Unobservable Inputs	-
Total	3,530,185,251

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)